Earnings per share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Bases for Calculating Basic Earnings (Losses) per Share and Diluted Earnings (Losses) per share	The bases for calculating basic earnings (losses) per share and diluted earnings (losses) per share for the year ended
March 31, 2023, 2024 and 2025, are as follows:

	For the fiscal year ended March 31,
(In millions, except per share data)	2023	2024	2025
Net profits (losses) for the period attributable to owners of the Company	¥(559)	¥1,967	¥(14,350)
Basic and diluted net earnings (losses) per share	¥(4.56)	¥16.05	¥(114.98)
Weighted-average number of shares, basic and diluted	122,587,617	122,587,617	124,803,262